January 2023
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Edward Przybycien
Account Administrator
312-332-7535
Edward.Przybycien@usbank.com
https://pivot.usbank.com/
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Barclays Bank PLC
Mortgage Loan Seller:
General Electric Capital Corporation
Mortgage Loan Seller:
Natixis Real Estate Capital LLC
Mortgage Loan Seller:
RAIT Partnership, L.P.
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporate
Mortgage Loan Seller:
UBS Real Estate Securities Inc.
Depositor:
UBS Commercial Mortgage Securitization Corp.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Wells Fargo, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Operating Advisor:
Trimont Real Estate Advisors, Inc.
Payment Date:
Jan 12, 2023
Prior Payment:
Dec 12, 2022
Next Payment:
Feb 10, 2023
Record Date:
Dec 30, 2022
Determination Date:
Jan 6, 2023
First Payment Date:
Jan 11, 2013
Closing Date:
Dec 20, 2012
Cut-off Date:
Dec 1, 2012
Final Distribution Date:
Dec 12, 2045
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificate Holders

Additional Loan Detail

REO Additional Detail

REO Status Report

Delinquency Summary Report

Historical Delinquency & Liquidation (Stated)

Bond/Collateral Realized Loss Reconciliation

Historical Liquidation Loss Loan Detail

Historical Loan Modification Report

Historical Loan Modification Report

Interest Adjustment Reconciliation

Defeased Loan Detail

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Next
Pass-Through
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
0.6728%
0.6728%
84,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
1.7119%
1.7119%
73,267,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
2.5328%
2.5328%
132,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
2.7919%
2.7919%
150,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
2.8502%
2.8502%
476,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
2.4589%
2.4589%
104,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S
3.3165%
3.3165%
145,610,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.0000%
0.0000%
1,164,877,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-B
0.0000%
0.0000%
134,689,000.00
0.00
0.00
0.00
0.00
0.00
0.00
B
3.7181%
3.7181%
69,164,000.00
0.00
0.00
0.00
0.00
0.00
0.00
C
3.7756%
3.7753%
65,525,000.00
0.00
0.00
0.00
0.00
0.00
0.00
D
3.9266%
3.9263%
61,884,000.00
0.00
0.00
0.00
0.00
0.00
0.00
E
3.9266%
3.9263%
25,481,000.00
25,434,991.15
104,367.20
83,228.15
187,595.35
0.00
25,330,623.95
F
3.9266%
3.9263%
18,202,000.00
18,202,000.00
0.00
59,560.42
59,560.42
0.00
18,202,000.00
G
3.9266%
3.9263%
50,963,493.00
48,960,483.69
0.00
140,273.88
140,273.88
0.00
48,960,483.69
V
0.0000%
0.0000%
100.00
100.00
0.00
0.00
100.00
R
0.0000%
0.0000%
100.00
100.00
0.00
0.00
100.00
LR
0.0000%
0.0000%
100.00
100.00
0.00
0.00
100.00
Totals:
1,456,096,493.00
92,597,474.84
104,367.20
283,062.45
387,429.65
0.00
92,493,107.64
PAYMENT DETAIL
January 2023
STATEMENT TO CERTIFICATE HOLDERS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4

Beginning
Principal
Interest
Total
Realized
Ending
Class
CUSIP
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
90270RBA1
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
90270RBB9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
90270RBC7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
90270RBD5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-5
90270RBE3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-AB
90270RBF0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-S
90270RAA2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-A
90270RAC8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-B
90270RAE4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
B
90270RAG9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
90270RAJ3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
D
90270RAL8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
E
90270RAN4
0.99819439
4.09588321
3.26628272
7.36216593
0.00000000
0.99409850
F
90270RAQ7
1.00000000
0.00000000
3.27219097
3.27219097
0.00000000
1.00000000
G
90270RAS3
0.96069717
0.00000000
2.75243850
2.75243850
0.00000000
0.96069717
FACTOR DETAIL
January 2023
STATEMENT TO CERTIFICATE HOLDERS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4

Beginning
Scheduled
Unscheduled
Realized
Ending
Class
Balance
Principal
Principal
Loss
Balance
Original
Current
A-1
0.00
0.00
0.00
0.00
0.00
30.00%
100.00%
A-2
0.00
0.00
0.00
0.00
0.00
30.00%
100.00%
A-3
0.00
0.00
0.00
0.00
0.00
30.00%
100.00%
A-4
0.00
0.00
0.00
0.00
0.00
30.00%
100.00%
A-5
0.00
0.00
0.00
0.00
0.00
30.00%
100.00%
A-AB
0.00
0.00
0.00
0.00
0.00
30.00%
100.00%
A-S
0.00
0.00
0.00
0.00
0.00
20.00%
100.00%
B
0.00
0.00
0.00
0.00
0.00
15.25%
100.00%
C
0.00
0.00
0.00
0.00
0.00
10.75%
100.00%
D
0.00
0.00
0.00
0.00
0.00
6.50%
100.00%
E
25,434,991.15
104,367.20
0.00
0.00
25,330,623.95
4.75%
72.61%
F
18,202,000.00
0.00
0.00
0.00
18,202,000.00
3.50%
52.93%
G
48,960,483.69
0.00
0.00
0.00
48,960,483.69
0.00%
0.00%
Totals:
92,597,474.84
104,367.20
0.00
0.00
92,493,107.64
PRINCIPAL DETAIL
Credit Support
January 2023
STATEMENT TO CERTIFICATE HOLDERS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4

Accrued
Net Prepay
Excess Liquidation Proceeds\
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Reimbursement
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
of Realized Loss
Shortfalls
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
E
83,228.15
0.00
0.00
0.00
0.00
83,228.15
0.00
F
59,560.42
0.00
0.00
0.00
0.00
59,560.42
0.00
G
160,208.05
0.00
0.00
19,934.17
0.00
140,273.88
2,815,680.06
V
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
LR
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
302,996.62
0.00
0.00
19,934.17
0.00
283,062.45
2,815,680.06
INTEREST DETAIL
January 2023
STATEMENT TO CERTIFICATE HOLDERS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4

Interest
Fees
Scheduled Interest
314,815.63
Servicing Fee
1,594.73
Interest Adjustments
0.00
Trustee/Certificate Administrator Fee
44.65
Deferred Interest
0.00
Operating Advisor Fee
79.74
Net Prepayment Shortfall
0.00
Special Servicing Fee
19,934.17
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
(10,099.89)
Liquidation Fee
0.00
Interest Collections
304,715.74
Special Serv Fee plus Adj.
0.00
Miscellaneous Fee
0.00
Fee Distributions
21,653.29
Principal
Scheduled Principal
90,288.58
Additional Trust Fund Expenses
Unscheduled Principal
14,078.62
Reimbursed for Interest on Advances
0.00
Principal Adjustments
0.00
Net ASER Amount
0.00
Principal Collections
104,367.20
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Additional Trust Fund Expenses
0.00
Other
Payments to Certificateholders
Yield Maintenance
0.00
Interest Distribution
283,062.45
Other Collections
0.00
Principal Distribution
104,367.20
Yield Maintenance
0.00
Payments to Certificateholders
387,429.65
Total Collections
409,082.94
Total Distribution
409,082.94
0.00
Net Difference: Bonds - Collateral
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution
January 2023
STATEMENT TO CERTIFICATE HOLDERS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4

Stated Principal Balance
Mortgage Loans
Beginning
Ending
Additional Trust
Interest
92,597,474.84
92,493,107.64
Losses
Fund Expenses
Shortfalls
Current Collection Period
0.00
0.00
0.00
Interest Reserve Account
Aggregate for All
Beg Balance
(Withdraw)/Dep
End Balance
Prior Collection Periods
2,003,010.02
18,081.37
0.00
0.00
10,099.89
10,099.89
Disclosable Special Servicer Fees
Excess Liquidation Proceeds Account
Commission
0.00
Beg Balance
(Withdraw)/Dep
End Balance
Brokerage Fee
0.00
0.00
0.00
0.00
Rebate
0.00
Shared Fee
0.00
Other
0.00
Principal Distribution Amount
104,367.20
Advances:
Master
Special
Controlling Class
F
Servicer
Servicer
Trustee
Controlling Class (F) Representative: N/A
Principal
300,850.88
0.00
0.00
Interest
431,375.48
0.00
0.00
Interest Accrual Period:
December 1 - December 31
Total Current Advances
732,226.36
0.00
0.00
Cumulative Advances
729,846.88
0.00
0.00
REO Final Recovery Determination Date
Loan ID
Date
Interest on Advances
9,251.86
0.00
0.00
N/A
N/A
ADDITIONAL RECONCILIATION DETAIL
January 2023
STATEMENT TO CERTIFICATE HOLDERS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4

Proceeds of Any
Liquidation
Other
Portion Included
Asset Number
Repurchase
Proceeds
Amounts
in Avail Funds
Mortgage Loans Repurchased By Mortgage Loan Seller
Or Otherwise Liquidated Or Disposed During Relating Collection Period
ADDITIONAL LOAN DETAIL
January 2023
STATEMENT TO CERTIFICATE HOLDERS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4

Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
UBS Real Estate Securities Inc.
8/12/2022
Barclays Bank PLC
11/3/2022
Natixis Real Estate Capital LLC
2/15/2022
2/15/2022
RAIT Partnership, L.P.
2/11/2022
Redwood Commercial Mortgage Corp.
1/26/2022
Status
ADDITIONAL LOAN DETAIL
Repurchase/Replacement
0001541886
0001175134
0001567746
GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation)
0000312070
0001542256
0001660492
January 2023
STATEMENT TO CERTIFICATE HOLDERS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4

January 2023
ADDITIONAL LOAN DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Specially Serviced Loans That Are Not Delinquent
Count
Balance
1
55,736,071.79
Current But Not Specially Serviced Loans
(Foreclosure Proceedings Commenced)
Count
Balance
1
0.00

January 2023
ADDITIONAL RECONCILIATION DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

January 2023
REO STATUS REPORT
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
782100006
UT
55,736,071.79
57,957,755.82
20,700,000.00
12/31/2024
1,694,585.81
03/19/2021
Ogden
Retail
58,000,000.00
10/17/2022
883100029
LA
0.00
0.00
0.00
0.00
07/22/2020
Bossier City
Retail
3,810,000.00
3
883100046
TN
0.00
0.00
0.00
0.00
07/31/2017
Memphis
Retail
6,450,000.00
3
Count:
Totals:
3
55,736,071.79
57,957,755.82
20,700,000.00
1,694,585.81
68,260,000.00
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

January 2023
Delinquency Summary Report
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
1
14,066,979.38
15.21%
14,134,659.32
0
0.00
0.00%
0.00
1
22,690,056.47
24.53%
22,923,227.41
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
36,757,035.85
39.74%
37,057,886.73
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
1
55,736,071.79
60.26%
58,000,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
55,736,071.79
60.26%
58,000,000.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
2
69,803,051.17
75.47%
72,134,659.32
0
0.00
0.00%
0.00
1
22,690,056.47
24.53%
22,923,227.41
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3
92,493,107.64
100.00%
95,057,886.73
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

January 2023
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
1
0.00
14,066,979.38
0
1
22,690,056.47
0
0
0.00
1
55,736,071.79
Jan 2023
0.00
15.2%
0.0%
24.5%
0.0%
0.0%
60.3%
0
0.00
0.0%
1
22,747,349.41
14,099,975.02
1
0
0.00
0
0
0.00
1
55,750,150.41
Dec 2022
0.00
15.2%
24.6%
0.0%
0.0%
0.0%
60.2%
7
46,790,911.42
50.5%
2
0.00
36,941,709.02
0
0
0.00
0
0
0.00
1
55,750,150.41
Nov 2022
0.00
26.5%
0.0%
0.0%
0.0%
0.0%
40.0%
11
128,451,972.41
92.1%
2
0.00
37,031,312.24
0
0
0.00
0
0
0.00
1
55,757,282.44
Oct 2022
0.00
13.8%
0.0%
0.0%
0.0%
0.0%
20.8%
10
66,603,286.01
24.8%
2
0.00
37,125,035.98
0
0
0.00
0
0
0.00
1
55,764,163.23
Sep 2022
0.00
11.1%
0.0%
0.0%
0.0%
0.0%
16.6%
19
218,887,852.92
65.3%
1
0.00
14,234,265.91
0
0
0.00
0
0
0.00
1
55,771,250.83
Aug 2022
0.00
2.6%
0.0%
0.0%
0.0%
0.0%
10.1%
14
98,269,951.38
17.7%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
55,778,315.97
Jul 2022
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
8.5%
8
58,164,903.80
8.9%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
58,000,000.00
Jun 2022
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
8.1%
7
357,528,628.37
49.9%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
58,000,000.00
May 2022
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
5.4%
2
54,552,843.80
5.1%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
58,000,000.00
Apr 2022
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
5.1%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
58,000,000.00
Mar 2022
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
5.1%
1
5,809,428.80
0.5%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
58,000,000.00
Feb 2022
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
5.1%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
58,000,000.00
Jan 2022
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
5.1%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
58,000,000.00
Dec 2021
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
5.1%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
58,000,000.00
Nov 2021
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
5.1%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

January 2023
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
27A
1,619,215.75
996.19
0.00
0.00
0.00
0.00
Oct 2022
0.00
996.19
0.00
0.00
782100003
74,000,000.00
0.00
0.00
0.00
0.00
0.00
Jun 2022
0.00
0.00
0.00
0.00
782100009
23,350,681.07
0.00
0.00
0.00
0.00
0.00
Aug 2022
0.00
0.00
0.00
0.00
883100029
3,020,817.45
1,828,497.25
0.00
0.00
0.00
0.00
Apr 2021
0.00
1,828,497.25
0.00
0.00
883100046
5,438,744.34
415,364.68
0.00
0.00
0.00
0.00
Dec 2019
0.00
415,364.68
0.00
0.00
883100046
256,408.19
415,364.68
0.00
0.00
0.00
May 2020
(158,956.49)
256,408.19
0.00
0.00
883100046
217,857.22
256,408.19
0.00
0.00
0.00
Jan 2021
(38,550.97)
217,857.22
0.00
0.00
883100046
173,289.42
217,857.22
0.00
0.00
0.00
Apr 2022
(44,567.80)
173,289.42
0.00
0.00
883100046
173,233.81
173,289.42
0.00
0.00
0.00
Aug 2022
(55.61)
173,233.81
0.00
0.00
883100046
173,516.58
173,233.81
0.00
0.00
0.00
Oct 2022
282.77
173,516.58
0.00
0.00
5
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
(241,848.10)
2,003,010.02
2,003,010.02
0.00
0.00
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

January 2023
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
1,619,215.75
0.00
1,619,215.75
996.19
1,618,219.56
996.19
27A
3
Oct 2022
74,000,000.00
96,300,000.00
74,667,093.08
667,093.08
74,000,000.00
0.00
782100003
3
Jun 2022
23,350,681.07
51,700,000.00
23,670,478.39
319,797.32
23,350,681.07
0.00
782100009
3
Aug 2022
3,020,817.45
1,500,000.00
1,900,394.49
708,074.29
1,192,320.20
1,828,497.25
883100029
3
Apr 2021
5,438,744.34
5,050,000.00
5,164,567.67
(100,660.09)
5,265,227.76
173,516.58
883100046
3
Dec 2019
107,021,749.38
1,595,300.79
105,426,448.59
2,003,010.02
Count:
Totals:
5
107,429,458.61
154,550,000.00
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

January 2023
HISTORICAL LOAN MODIFICATION REPORT
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

January 2023
HISTORICAL LOAN MODIFICATION REPORT
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

January 2023
INTEREST ADJUSTMENT RECONCILIATION
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
12,001.77
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
55,736,071.79
0.00
0.00
782100006
4,897.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
22,690,056.47
0.00
0.00
782100012
3,035.40
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
14,066,979.38
0.00
0.00
883100042
92,493,107.64
Count:
Totals:
3
19,934.17
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
19,934.17
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

January 2023
DEFEASED LOAN DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
Count:
Totals:
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

January 2023
APPRAISAL REDUCTION REPORT
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
782100006
01/01/2023
36,554,573.71
11/07/2022
20,700,000.00
10/17/2022
0.00
2,221,684.03
Count:
Totals:
1
36,554,573.71
20,700,000.00
0.00
2,221,684.03

January 2023
LOAN LEVEL DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
20A
Office
XX
09/06/22
09/06/22
24A
Various
CA
12/06/22
09/09/22
27A
Lodging
CT
12/06/22
10/06/22
625100001
Retail
AZ
08/01/22
06/29/22
625100002
Lodging
NY
10/01/22
07/05/22
625100004
Retail
PA
11/01/22
10/31/22
625100005
Retail
MS
12/01/22
09/01/22
782100002
Office
TX
12/06/22
06/06/22
782100003
Retail
CA
06/01/20
06/01/22
782100004
Office
OK
11/06/22
09/06/22
782100005
Lodging
OH
11/06/22
10/24/22
782100006
Retail
03/09/20 UT
05/01/20
N
55,736,071.79
177,290.12
14,078.62
01/01/23
0.00
4
177,290.12
0.00
3.693
1.54
12/31/21
782100007
Retail
NJ
10/06/22
05/06/22
782100009
Lodging
XX
08/05/22
08/04/22
782100011
Retail
NY
09/05/17
07/05/17
782100012
Retail
08/09/22 NY
12/06/22
N
22,690,056.47
138,299.09
0.00
09/06/22
0.00
5
81,006.15
0.00
4.136
1.33
12/31/21
782100013
Retail
NY
09/05/22
06/16/22
782100014
Lodging
NY
12/06/17
09/06/17
782100015
Mixed Use
TX
12/01/22
09/30/22
782100016
Retail
TX
12/05/22
11/02/22
782100018
Lodging
OH
11/06/22
10/24/22
782100019
Mobile Home
FL
11/01/22
09/01/22
782100020
Office
XX
12/06/22
09/06/22
782100021
Office
IL
12/06/22
06/06/22
782100022
Multifamily
LA
10/05/22
08/05/22
782100025
Office
TX
12/06/17
12/06/17
782100027
Lodging
CT
12/06/22
10/06/22
782100028
Office
OR
12/01/22
09/01/22
782100029
Office
CA
12/06/22
12/06/22
782100030
Retail
TX
11/06/22
09/06/22
782100031
Lodging
NJ
11/06/22
09/06/22
782100033
Retail
TX
10/06/22
07/06/22
782100037
Office
TX
11/06/22
04/25/18
782100038
Multifamily
OH
10/06/22
08/05/22
782100039
Office
PA
12/06/22
12/06/22
782100040
Retail
KY
11/06/22
09/01/22
782100041
Lodging
TN
09/06/22
06/02/22
782100042
Office
HI
12/06/22
10/06/22
782100043
Office
IN
12/06/22
12/01/22
782100044
Self Storage
MI
10/06/22
08/05/22
782100045
Multifamily
MI
12/06/22
12/01/22

January 2023
LOAN LEVEL DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
782100046
Lodging
CA
11/06/22
11/02/22
782100048
Office
TX
11/06/22
11/04/22
782100051
Self Storage
CA
11/06/22
08/05/22
782100052
Multifamily
TX
12/06/22
05/06/20
782100053
Office
NJ
12/06/28
06/06/22
782100056
Mixed Use
TX
09/06/22
06/23/22
782100058
Retail
CA
12/06/22
09/06/22
782100060
Lodging
FL
12/06/22
09/06/22
782100063
Self Storage
NM
11/06/22
09/06/22
782100064
Self Storage
VA
10/01/22
08/01/22
782100065
Retail
AL
12/06/22
10/21/22
782100068
Retail
IN
10/01/17
08/01/17
782100069
Mixed Use
CA
11/06/22
08/05/22
782100070
Self Storage
CA
10/06/22
08/05/22
782100072
Multifamily
NY
12/06/22
10/06/22
782100073
Industrial
NY
12/01/22
09/01/22
782100074
Retail
GA
11/06/22
08/05/22
782100075
Various
OH
10/06/22
10/06/22
782100078
Office
TX
11/06/22
11/01/22
782100079
Office
TX
12/01/22
11/28/22
782100080
Self Storage
TX
11/01/22
08/30/22
782100082
Self Storage
CA
11/06/22
08/08/22
782100083
Retail
GA
09/06/22
06/06/22
782100084
Self Storage
CA
11/06/22
08/05/22
782100085
Retail
TX
12/01/22
09/30/22
782100086
Self Storage
MI
10/06/22
08/05/22
782100087
Retail
TX
12/06/22
12/06/22
782100088
Retail
FL
12/06/17
08/04/17
883100026
Other
XX
10/06/22
06/06/22
883100027
Retail
GA
10/06/22
07/06/22
883100028
Retail
MD
10/06/22
07/06/22
883100029
Retail
LA
05/06/22
04/05/21
883100030
Office
CT
11/06/22
09/06/22
883100031
Office
CT
11/06/22
09/06/22
883100032
Office
CT
11/06/22
09/06/22
883100034
Retail
AZ
11/06/22
05/06/22
883100035
Industrial
CA
06/06/22
02/28/22
883100036
Self Storage
CA
11/06/22
08/03/22
883100037
Mixed Use
MN
11/06/22
06/01/21
883100038
Office
MD
12/06/22
11/04/22
883100039
Office
MD
12/06/22
08/05/22

January 2023
LOAN LEVEL DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
883100040
Office
MD
12/06/22
10/05/22
883100041
Office
MD
12/06/22
07/06/22
883100042
Mixed Use
07/27/22 MO
12/06/22
N
14,066,979.38
89,515.00
0.00
11/06/22
0.00
5
56,519.36
0.00
4.655
1.71
12/31/21
883100043
Self Storage
CA
12/06/22
09/06/22
883100044
Various
CA
12/06/22
11/01/22
883100045
Retail
VA
12/06/22
09/06/22
883100046
Retail
TN
12/06/22
12/03/19
883100047
Multifamily
TX
12/06/22
11/07/22
883100050
Multifamily
TX
12/06/22
12/05/22
883100051
Multifamily
TX
12/06/22
04/29/16
883100052
Industrial
OH
12/06/22
10/03/22
883100054
Multifamily
TX
12/06/22
03/29/19
92,493,107.64
405,104.21
14,078.62
0.00
94
Totals:
Count:
314,815.63
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

January 2023
MATERIAL BREACHES AND DOCUMENT DEFECTS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

January 2023
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Count
Balance ($)
%
10M to 14.9M
1
$14,066,979.38
15.21%
20M to 24.9M
1
$22,690,056.47
24.53%
55M to 59.9M
1
$55,736,071.79
60.26%
Total
3
$92,493,107.64
100.00%
Remaining Principal Balance
Count
Balance ($)
%
3.500% - 3.740%
1
$55,736,071.79
60.26%
4.000% - 4.240%
1
$22,690,056.47
24.53%
4.500% - 4.740%
1
$14,066,979.38
15.21%
Total
3
$92,493,107.64
100.00%
Gross Rate
Total Weighted Average Rate: 3.95%

January 2023
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Count
Balance ($)
%
UTAH
1
$55,736,071.79
60.26%
NEW YORK
1
$22,690,056.47
24.53%
MISSOURI
1
$14,066,979.38
15.21%
Total
3
$92,493,107.64
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Mixed Use
1
$14,066,979.38
15.21%
Retail
2
$78,426,128.26
84.79%
Total
3
$92,493,107.64
100.00%
Property Type

January 2023
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Count
Balance ($)
%
120 - 122
3
$92,493,107.64
100.00%
Total
3
$92,493,107.64
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 122
Count
Balance ($)
%
0 - 2
3
$92,493,107.64
100.00%
Total
3
$92,493,107.64
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 1

January 2023
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2012-C4
Commercial Mortgage Pass-Through Certificates, Series 2012-C4
Count
Balance ($)
%
0.500 - 0.990
1
$22,690,056.47
24.53%
1.000 - 1.490
1
$14,066,979.38
15.21%
1.500 - 1.990
1
$55,736,071.79
60.26%
Total
3
$92,493,107.64
100.00%
DSCR
Total Weighted Average DSCR: 1.48
Count
Balance ($)
%
Amortizing Balloon
2
$36,757,035.85
39.74%
IO Maturity Balloon
1
$55,736,071.79
60.26%
Total
3
$92,493,107.64
100.00%
Amortization Type